INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31,
	2013	2014	2015

Domestic	$6,304	$13,194	$28,285
Foreign	1,651	1,272	3,458

	$7,955	$14,466	$31,743

Schedule of Deferred Tax Assets and Liabilities

	Year ended December 31,
	2014	2015
Deferred tax assets:

Net operating loss carry-forwards	$50	$5,584
Capital losses carry-forwards	52	52
Research and development expenses	2,116	2,945
Deferred revenues	1,824	3,760
Issuance expenses	1,083	790
Share-based compensation	97	549
Other	807	1,590

Deferred tax assets before valuation allowance	6,029	15,270

Valuation allowance	52	52

Deferred tax asset	$5,977	$15,218

Deferred tax liabilities:

Intangible assets	$-	$5,761
Property and equipment depreciation and other	176	213

Deferred tax liabilities	$176	$5,974

Schedule of Income Taxes
	Year ended December 31,
	2013	2014	2015

Current	$2,089	$4,467	$10,042
Deferred	(769)	45	(4,093)

	$1,320	$4,512	$5,949

	Year ended December 31,
	2013	2014	2015

Domestic	$1,096	$2,485	$5,208
Foreign	224	2,027	741

	$1,320	$4,512	$5,949

Schedule of Reconciliation of Income Taxes

	Year ended December 31,
	2013	2014	2015

Income before income taxes	$7,955	$14,466	$31,743

Statutory tax rate	25%	26.5%	26.5%

Theoretical income tax expense	1,989	3,833	8,412

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	4	(143)	(771)
Deferred taxes on losses for which valuation allowance was provided, net	(91)	834	(1,713)
Non-deductible expenses	251	1,165	2,295
Increase in other uncertain tax positions—net	175	19	8
Tax adjustment in respect of different tax rate	(979)	(838)	(2,303)
Other	(29)	(358)	21

Income tax expense	$1,320	$4,512	$5,949

Schedule of Unrecognized Tax Benefits

	Year ended December 31,
	2014	2015

Opening balance	$272	$322
Increase (decrease) related to prior year tax positions	(5)	4
Increase related to current year tax positions	55	36

Closing balance	$322	$362